Note 19 - Inventories (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net write-downs (reversals of write-downs) of inventories	R$ 194.2	R$ 109.8